Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Line Items]
Goodwill, Beginning Balance	$ 319,440	$ 303,703
Acquired goodwill	77,829	15,737
Foreign currency translation	(7)
Goodwill, Ending Balance	$ 397,262	$ 319,440